REVENUE - Disaggregation of Revenue by Contract Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	$ 986,440	$ 786,959	$ 575,906
Southern Timber | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	251,642	265,134	264,688
Pacific Northwest Timber | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	108,019	133,276	174,487
Total Stumpage
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	106,432	112,624	107,759
Total Stumpage | Southern Timber | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	98,196	109,970	99,989
Total Stumpage | Pacific Northwest Timber | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	8,236	2,654	7,770
Stumpage Pay-as-Cut
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	97,377	109,583	98,967
Stumpage Pay-as-Cut | Southern Timber | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	97,369	109,583	98,967
Stumpage Pay-as-Cut | Pacific Northwest Timber | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	8
Stumpage Lump Sum
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	9,055	3,041	8,792
Stumpage Lump Sum | Southern Timber | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	827	387	1,022
Stumpage Lump Sum | Pacific Northwest Timber | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	8,228	2,654	7,770
Total Delivered
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	188,190	231,858	285,488
Total Delivered | Delivered Wood (Domestic)
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	179,533	210,887	262,557
Total Delivered | Delivered Wood (Export)
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	8,657	20,971	22,931
Total Delivered | Southern Timber | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	101,227	116,656	136,623
Total Delivered | Southern Timber | Delivered Wood (Domestic) | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	96,492	108,354	125,136
Total Delivered | Southern Timber | Delivered Wood (Export) | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	4,735	8,302	11,487
Total Delivered | Pacific Northwest Timber | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	86,963	115,202	148,865
Total Delivered | Pacific Northwest Timber | Delivered Wood (Domestic) | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	83,041	102,533	137,421
Total Delivered | Pacific Northwest Timber | Delivered Wood (Export) | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	3,922	12,669	11,444
Total Timber Sales
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	294,622	344,482	393,247
Total Timber Sales | Southern Timber | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	199,423	226,626	236,612
Total Timber Sales | Pacific Northwest Timber | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	$ 95,199	$ 117,856	$ 156,635